EARNINGS PER SHARE	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE
6.	EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. The Manager applies the two-class
method in calculating earnings per share for each of its two classes of shares and participating securities, based on their pro-rata
share of earnings. Class A shares held under the ES Plans in one or more private wholly owned subsidiaries of the Manager are classified as treasury shares and have been excluded from the calculation of earnings per share. The Manager has certain dilutive securities relating to outstanding restricted stock and options held by employees and non-employees
and have been reflected accordingly in diluted earnings per share figures.
Basic and diluted net income per share of common stock for the three and six months ended June 30, 2023 was calculated as follows:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2023	2023	2023

	Class A	Class B	Class A	Class B

Numerator
Net income	$109	$—	$234	$—
Denominator
Weighted average of common stock outstanding - basic	392.1	—	393.5	—
Dilutive effect of conversion of options and escrowed shares using treasury stock method	4.2	—	6.1	—
Weighted average of common stock outstanding - diluted	396.3	—	399.6	—
Net Income per Share
Earnings per share - basic	$0.28	$0.28	$0.59	$0.59
Earnings per share - diluted	0.28	0.28	0.59	0.59

The following weighted average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded in the above computation of diluted net income per share attributable to common shareholders for the period presented due to their anti-dilutive effect:

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023

Management stock options of the Manager issued and allocated	10.6	7.8
Escrow shares of the Manager issued and allocated	4.9	3.7
Restricted shares of the Manager issued and allocated	—	—

Total	15.5	11.5

6.	EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. The Manager applies the two-class
method in calculating earnings per share for each of its two classes of shares, based on their pro-rata
share of earnings. Class A shares held under the ES Plans in one or more private wholly owned subsidiaries of the Manager are classified as treasury shares and have been excluded from the calculation of earnings per share. The Manager has certain dilutive securities relating to outstanding restricted stock and options held by employees and non-employees
and have been reflected accordingly in diluted earnings per share figures.
Basic and diluted net income per share of common stock for the period ended December 31, 2022 was calculated as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS, EXCEPT PER SHARE AMOUNTS AND NUMBER OF SHARES)	Class A Shares	Class B Shares
Numerator
Net income	$19	$—
Denominator
Weighted average of common stock outstanding - basic	396,166,341	21,280
Dilutive effect of potential common stock using treasury stock method	4,730,425	—

Weighted average of common stock outstanding - diluted	400,896,766	21,280

Net Income per Share
Earnings per share - basic	$0.05	$0.05
Earnings per share - diluted	0.05	0.05

Net income has been attributed to Class B shares. For the period ended December 31 2022 the amount is less than $0.5 million. The dilutive effect of potential common stock has not been applied to the Class B shares on the basis that the dilutive instruments only apply to Class A shares. The following weighted average potential common stock were evaluated under the treasury stock method for potentially dilutive effects and have been included in the above computation of diluted net income per share attributable to common shareholders for the period presented:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022
Management stock options of the Manager issued and allocated	3,350,560
Escrow shares of the Manager issued and allocated	819,365
Restricted shares of the Manager issued and allocated	560,500

Total	4,730,425